FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of estimated fair values of the company's financial instruments
		Fair Value Measurements at December 31, 2014 Using:
	Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Financial assets:
Cash and cash equivalents	$49,066,462	$49,066,462	$-	$-	$49,066,462
Interest-earning time deposits	1,776,970	-	1,776,970	-	1,776,970
Federal Home Loan Bank stock	2,887,763	-	-	-	N/A
Federal Reserve Bank stock	1,676,700	-	-	-	N/A
Loans, net (excluding impaired loans at fair value)	398,853,600	-	-	402,238,073	402,238,073
Loans held for sale	100,000	-	100,000	-	100,000
Accrued interest receivable	1,762,310	-	506,888	1,255,422	1,762,310

Financial liabilities:
Non-interest bearing deposits	68,170,743	68,170,743	-	-	68,170,743
Interest-bearing deposits	442,135,896	314,508,234	128,258,671	-	442,766,905
Federal Home Loan Bank advances	2,487,745	-	2,542,945	-	2,542,945
Securities sold under agreement to repurchase	11,848,266	-	11,848,266	-	11,848,266
Subordinated debentures	4,000,000	-	4,000,000	-	4,000,000
Accrued interest payable	174,480	14,359	160,121	-	174,480

		Fair Value Measurements at December 31, 2013 Using:
	Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Financial assets:
Cash and cash equivalents	$84,693,825	$84,693,825	$-	$-	$84,693,825
Interest-earning time deposits	1,766,493	-	1,766,493	-	1,766,493
Federal Home Loan Bank stock	2,887,763	-	-	-	N/A
Loans, net (excluding impaired loans at fair value)	369,995,351	-	-	369,987,191	369,987,191
Accrued interest receivable	1,551,258	-	546,692	1,004,566	1,551,258

Financial liabilities:
Non-interest bearing deposits	55,263,604	55,263,604	-	-	55,263,604
Interest-bearing deposits	447,276,088	319,716,842	128,515,854	-	448,232,696
Federal Home Loan Bank advances	13,980,005	-	14,114,389	-	14,114,389
Securities sold under agreement to repurchase	26,766,169	-	26,766,169	-	26,766,169
Subordinated debentures	4,000,000	-	4,000,000	-	4,000,000
Accrued interest payable	199,764	15,233	184,531	-	199,764